INVENTORIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Reclassified Asset as Inventories	$ 7,321	$ 16,988
Accumulated depreciation [member]
Reclassified Asset as Inventories	(3,443)	(11,744)
Impairment [member]
Reclassified Asset as Inventories	(4,439)	(10,524)
Cost [member]
Reclassified Asset as Inventories	$ 15,203	$ 39,256